Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Post-Employment Benefits
Schedule of present value of the defined benefit obligations and the fair value of the plan assets

In € thousand	12/31/2020	12/31/2019	01/01/2019
Present value of funded obligations	433	304	18
Fair value of plan assets	240	178	10
Total post-employment benefit obligations	193	126	8

Schedule of reconciliation of the net defined benefit liability

In € thousand	2020	2019
Net defined liability at January 1	126	8
Defined benefit cost recognized in consolidated statement of operations	48	21
Defined benefit cost recognized in other comprehensive income	44	114
Employer contributions	(25)	(20)
Currency effects	—	3
Net defined liability at December 31	193	126

Schedule of reconciliation of the amount recognized in the consolidated statement of financial position

In € thousand	2020	2019
Employee benefit obligations as of January 1	304	18
Actuarial adjustments	44	87
thereof: experience adjustments	28	64
thereof: adjustments for financial assumptions	16	23
Current service cost	45	19
Interest expense	1	1
Currency effects	0	8
Employee contributions	25	20
Benefits paid	14	151
Employee benefit obligations recognized as of December 31	433	304

Schedule of reconciliation of the plan assets

In € thousand	2020	2019
Fair value of plan assets as of January 1	178	10
Employer contributions	25	20
Employee contributions	25	20
Benefits paid	14	151
Administration expenses	(3)	(2)
Return on asset excl. interest income	(0)	(27)
Interest income	1	1
Currency effects	—	5
Fair value of plan assets as of December 31	240	178

Schedule of expense recognized in the consolidated statements of operations and other comprehensive income

In € thousand	2020	2019
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	16	23
Actuarial gains (-) / losses (+) deriving from experience adjustments	28	64
Return on plan assets exc, interest income	—	27
Included in other comprehensive income	44	114
Current service cost	45	19
Interest income	(1)	(1)
Administrative expenses (effective)	3	2
Interest expense	1	1
Included in the consolidated statements of operations	48	21
Total included in the consolidated statements of operations and other comprehensive income	92	135

Schedule of principal actuarial assumptions

	12/31/2020	12/31/2019	01/01/2019
Future salary increases	1.00%	1.00%	1.00%
Inflation rate	0.20%	0.20%	0.20%
Future pension increases	0.00%	0.00%	0.00%
Discount rate	0.15%	0.35%	0.80%

	2020	2019	2020	2019
Discount rate	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	414	290	455	319
Salary increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	434	304	433	304
Pension increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	446	313	—	—

Schedule of significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligations as of the respective reporting dates

December 31, 2020

Financial years	2021	2022-2025	2026-2030
Expected benefit payments (in € thousand)	12	69	229
Total expected benefit payments (in € thousand)	12	69	229

December 31, 2019

Financial years	2020	2021-2024	2025-2029
Expected benefit payments (in € thousand)	8	38	152
Total expected benefit payments (in € thousand)	8	38	152